New Accounting Pronouncements - Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU on Condensed Consolidated Statement of Cash Flows (Detail) - USD ($)
$ in Millions
		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Operating activities:
Net income	[1]	$ 202	$ 46	[2],[3]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		185	177	[2]
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		168	139	[2]
Undistributed income of unconsolidated subsidiaries		10	8	[2]
Other non-cash items		50	38	[2]
Changes in operating assets and liabilities:
Provisions		(126)	(73)	[2]
Deferred income taxes		(24)	(24)	[2]
Trade and financing receivables related to sales, net		185	201	[2]
Inventories, net		(755)	(564)	[2]
Trade payables		145	198	[2]
Other assets and liabilities		(114)	(132)	[2]
Net cash provided by (used in) operating activities		(74)	14	[2]
Investing activities:
Additions to retail receivables		(959)	(846)	[2]
Collections of retail receivables		1,089	1,050	[2]
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments		1	2	[2]
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments		(62)	(74)	[2]
Expenditures for assets under operating leases and assets sold under buy-back commitments		(305)	(393)	[2]
Other		(47)	(72)	[2]
Net cash used in investing activities		(283)	(333)	[2]
Financing activities:
Proceeds from long-term debt		3,039	2,851	[2]
Payments of long-term debt		(4,398)	(3,869)	[2]
Net increase (decrease) in other financial liabilities		(69)	71	[2]
Dividends paid		(1)	(1)	[2]
Other		(90)
Net cash used in financing activities		(1,519)	(948)	[2]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		64	80	[2]
Decrease in cash and cash equivalents and restricted cash		(1,812)	(1,187)	[2]
Cash and cash equivalents and restricted cash, beginning of year		6,200	5,854	[2]
Cash and cash equivalents and restricted cash, end of period		$ 4,388	4,667	[2]
Accounting Standards Update 2014-09 [Member]
Operating activities:
Net income			(3)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss from disposal of assets			(4)
Other non-cash items			(4)
Changes in operating assets and liabilities:
Provisions			(1)
Deferred income taxes			2
Trade and financing receivables related to sales, net			(2)
Inventories, net			196
Other assets and liabilities			4
Net cash provided by (used in) operating activities			188
Investing activities:
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments			(188)
Net cash used in investing activities			(188)
AS Previously Report [Member]
Operating activities:
Net income			49
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			177
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			139
Loss from disposal of assets			4
Undistributed income of unconsolidated subsidiaries			8
Other non-cash items			42
Changes in operating assets and liabilities:
Provisions			(72)
Deferred income taxes			(26)
Trade and financing receivables related to sales, net			203
Inventories, net			(760)
Trade payables			198
Other assets and liabilities			(136)
Net cash provided by (used in) operating activities			(174)
Investing activities:
Additions to retail receivables			(846)
Collections of retail receivables			1,050
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments			188
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(74)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(393)
Other			29
Net cash used in investing activities			(44)
Financing activities:
Proceeds from long-term debt			2,851
Payments of long-term debt			(3,869)
Net increase (decrease) in other financial liabilities			71
Dividends paid			(1)
Net cash used in financing activities			(948)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			73
Decrease in cash and cash equivalents and restricted cash			(1,093)
Cash and cash equivalents and restricted cash, beginning of year			5,017
Cash and cash equivalents and restricted cash, end of period			3,924
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Due to ASU 2016-18 [Member]
Investing activities:
Other			(101)
Net cash used in investing activities			(101)
Financing activities:
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			7
Decrease in cash and cash equivalents and restricted cash			(94)
Cash and cash equivalents and restricted cash, beginning of year			837
Cash and cash equivalents and restricted cash, end of period			$ 743

[1]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[2]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).